SCHEDULE OF EXCHANGE RATES (Details)	May 31, 2025	May 31, 2024
Year End Exchange Rate [Member]
Offsetting Assets [Line Items]
Average US$:S$ exchange rate	1.2893	1.3509
Average Exchange Rate [Member]
Offsetting Assets [Line Items]
Average US$:S$ exchange rate	1.3333	1.3465